Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2014 Segment	Nov. 18, 2014	Mar. 05, 2015	Feb. 12, 2016	Dec. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (70,338,126)				$ (57,100,511)	$ (81,989,000)
Cash and cash equivalents	7,956,710				1,268,770	9,529,000	764,000	2,155,262
Net proceeds from issuance of IPO	10,727,475
Number of operating segments	1
Allowance for doubtful accounts					0
Deferred revenue recognized	0
Reverse stock split description	1-for-12 reverse split of shares
Money market fund	7,900,000					6,500,000
Inventory, raw material						110,000
Inventory, work-in-process						61,000
Inventory, finished goods						35,000
IPO [Member]
Schedule Of Significant Accounting Policies [Line Items]
Net proceeds from issuance of IPO		8,000,000
Series B Warrant liability [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock			3,800,000
Series B Warrant liability [Member] | Subsequent event [Member]
Schedule Of Significant Accounting Policies [Line Items]
Exercise of warrants to purchase of common stock			3,800,000
Series B Warrants to Purchase Common Stock [Member] | Scenario Forecast [Member]
Schedule Of Significant Accounting Policies [Line Items]
Decrease in common stock market price				$ 6.50
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful lives of property and equipment	5 years
GlaxoSmithKline [Member]
Schedule Of Significant Accounting Policies [Line Items]
Proceeds from license agreement					3,000,000
Deferred revenue recognized					$ 3,000,000